Litigations - Additional Information (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Breach Of Securities Laws [Member] | Negotiated Settlement For Litigation [Member]
Statement [Line Items]
Litigation claims payable	$ 1.8